UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-03174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2014

(Unaudited)

Semi-Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3
Portfolio Investments:
Touchstone Ohio Tax-Free Bond Fund	4
Touchstone Ohio Tax-Free Money Market Fund	6
Touchstone Tax-Free Money Market Fund	9
Notes to Portfolios of Investments	11
Portfolio Composition	12
Statements of Assets and Liabilities	13 - 14
Statements of Operations	15
Statements of Changes in Net Assets	16 - 17
Statements of Changes in Net Assets - Capital Stock Activity	18 - 19
Financial Highlights	20 - 22
Notes to Financial Statements	23 - 32
Other Items	33 - 38
Privacy Protection Policy	39

This report identifies the Funds' investments on December 31, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2014

The tables below provide each Fund’s investments by credit quality and security type. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Ohio Tax-Free Bond Fund
Credit Quality* (% of Investment Securities)
AAA/Aaa	4.6%
AA/Aa	52.9
A/A	38.5
BBB/Baa	4.0
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue and
General Obligation Bonds	99.0%
Other Assets/Liabilities (net)	1.0
Total	100.0%

Touchstone Ohio Tax-Free Money Market Fund
Credit Quality (% of Investment Securities)
A-1/P-1/MIG1/SP1-+	95.9%
FW1**	4.1
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	91.5%
Fixed Rate Revenue and
General Obligation Bonds	8.4
Other Assets/Liabilities (net)	0.1
Total	100.0%

Touchstone Tax-Free Money Market Fund
Credit Quality (% of Investment Securities)
A-1/P-1/MIG1/SP1-+	94.4%
FW1**	5.6
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	85.8%
Fixed Rate Revenue and
General Obligation Bonds	13.8
Other Assets/Liabilities (net)	0.4
Total	100.0%

* Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used, if none of the agencies rate the bond, the bond will be classified as not-rated.

** Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

3

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2014 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 99.0%
$865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000%	06/01/15	$882,550
90,000	Warren OH Wtr Wks Rev	5.500	11/01/15	92,362
130,000	Buckeye Valley OH LSD UTGO Ser A	6.850	12/01/15	136,282
415,000	Columbus-Polaris OH Hsg Corp. Pre-refunded @ $100	7.400	01/01/16	439,069
1,000,000	Univ of Cincinnati OH Recpts Ser A Pre-refunded @ $100	4.750	06/01/16	1,061,950
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig)	5.125	11/15/16	1,629,030
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/16	1,085,420
400,000	Cleveland OH LTGO Ser A Pre-refunded @ $100	5.000	10/01/17	414,520
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	932,298
1,000,000	Hamilton Co OH Swr Sys Rev Impt (Greater Cincinnati Met) Ser A	5.000	12/01/17	1,119,650
1,000,000	Kings OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,123,250
500,000	New Albany OH Cmnty Auth Ser C	5.000	10/01/24	581,300
2,000,000	Canal Winchester OH LSD UTGO	4.750	12/01/24	2,172,120
1,040,000	Franklin Co OH Hosp Rev Impt (The Childrens Hosp Proj.) Ser C	5.000	05/01/25	1,055,735
1,090,000	Fairborn OH CSD (Sch Impt) UTGO	5.000	12/01/26	1,156,763
1,000,000	Lakewood OH CSD (Sch Impt) UTGO	5.000	12/01/26	1,123,250
1,500,000	OH St Hgr Edl Fac (Univ Dayton)	5.000	12/01/26	1,621,980
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,245,660
375,000	Univ of Akron OH (Ref ) Ser 2014 A	5.000	01/01/28	435,938
1,000,000	OH St Hgr Edl Fac Comm (Xavier Univ) Ser C	5.750	05/01/28	1,149,980
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,271,031
860,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,167,588
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO	5.250	12/01/28	1,674,120
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	714,851
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives) Ser B	5.250	05/01/29	1,169,470
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	386,621
1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy)	2.250	08/01/29	1,015,160
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser B	5.000	10/01/29	1,100,640
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp)	4.750	11/01/29	1,076,680
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO	4.500	12/01/29	1,110,800
895,000	Milton Union OH Exempted Village SD (Sch Impt)	4.875	12/01/29	973,724
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	348,400
500,000	Hamilton Co OH Hosp Facs Rev (UC Hlth)	5.000	02/01/30	569,505
1,000,000	Hamilton Co OH Student Rev (Stratford Heights Proj)	5.000	06/01/30	1,087,080
1,000,000	Green OH Cmnty Learning Ctr	4.000	12/01/30	1,064,800
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	553,630
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,109,450
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO	5.000	06/01/31	1,695,675
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	845,325
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO	5.000	12/01/31	1,095,770
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,089,640
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj)	5.250	06/01/32	1,129,920
1,300,000	Cincinnati OH Wtr Sys Rev Ser B	5.000	12/01/32	1,433,432
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,143,390
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,177,194
500,000	OH St Univ Ser A	4.000	12/01/32	537,665
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO	5.000	12/01/32	1,157,760
250,000	Warren Co OH Hlth Care Facsr (Ref & Impt Otterbein Homes)	5.000	07/01/33	279,833
2,000,000	Cincinnati OH EDR (U Square The Loop Proj.)	5.000	11/01/33	2,242,320
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	287,240
525,000	OH St Univ Ser A	4.000	12/01/33	562,238
625,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser S	5.000	05/15/34	721,350
250,000	Warren Co OH Hlth Care Facsr (Ref & Impt Otterbein Homes)	5.000	07/01/34	278,765

4

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 99.0% (Continued)
$500,000	Cuyahoga Co OH Sales Tax Rev Ser 2014	5.000%	12/01/34	$586,985
500,000	Three Rivers OH LSD (Ref ) UTGO Ser 2014	5.000	12/01/34	576,315
	Total Fixed Rate Revenue and General Obligation Bonds			$53,693,474

	Total Investment Securities —99.0%
	(Cost $49,536,315)			$53,693,474

	Other Assets in Excess of Liabilities — 1.0%			553,173

	Net Assets — 100.0%			$54,246,647

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,693,474	$—	$53,693,474

See accompanying Notes to Portfolios of Investments and Notes to Financial Statements.

5

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – December 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 91.5%
$3,875,000	OH St (Infra Impt) UTGO Ser B	0.040%	08/01/17	$3,875,000
4,500,000	DE Co OH Port Auth Eco (Columbus Zoological Pk) Ser 2006 (LOC: JP Morgan Chase Bank NA)	0.050	08/01/18	4,500,000
2,000,000	OH St Air Quality Dev Auth (Ref Poll Firstenergy Gen) Ser 5 (LOC: Bank of Nova Scotia Trust)	0.040	10/01/18	2,000,000
2,805,000	OH St Wtr Dev Auth Poll Cont (Ref Firstenergy Gen) (LOC: Bank of Nova Scotia Trust)	0.040	10/01/18	2,805,000
1,005,000	Coshocton Co OH Hosp Facs Rev (Adj Mem Hosp Proj) Ser 1999 (LOC: JP Morgan Chase Bank NA)	0.060	03/01/19	1,005,000
3,800,000	OH St (Infra Impt) UTGO Ser B	0.020	08/01/21	3,800,000
1,000,000	Franklin Co OH Hosp Rev (Ref & Impt U S Hlth Corp) Ser 1996 A (LOC: Northern Trust Co)	0.040	12/01/21	1,000,000
2,955,000	OH St Univ (The)	0.030	12/01/21	2,955,000
1,635,000	Hamilton Co OH EDR (Samuel W Bell Home Proj) (LOC: U.S. Bank NA)	0.040	04/01/22	1,635,000
1,490,000	Jackson Co MS Port Fac Rev (Adj Ref Chevron USA Inc Proj)	0.010	06/01/23	1,490,000
2,210,000	Columbiana Co OH Rev (East Liverpool Area) Ser Y (LOC: PNC Bank NA)	0.050	10/01/23	2,210,000
2,090,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: U.S. Bank NA)	0.250	11/01/23	2,090,000
700,000	Cleveland OH Arpt Sys Rev Ser D (LOC: Bank of America NA)	0.060	01/01/24	700,000
1,900,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc Proj) (LOC: U.S. Bank NA)	0.040	07/01/24	1,900,000
1,210,000	Franklin Co OH Hosp Rev (Ref Nationwide Hosp) Ser C (SPA: JP Morgan Chase Bank NA)	0.030	11/01/25	1,210,000
3,000,000	OH St Wtr Dev Auth Rev (Multi Modal Wtr Dev Timken) Ser 2014 (LOC: Northern Trust Company)	0.040	11/01/25	3,000,000
390,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo Proj) (LOC: U.S. Bank NA)	0.250	11/01/25	390,000
400,000	OH St Air Quality Dev Auth (Ohio VY Elec Corp Proj) Ser 2009 B (LOC: Bank of Nova Scotia)	0.040	02/01/26	400,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser A (LOC: Bank of Nova Scotia)	0.050	02/01/26	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.050	02/01/26	4,600,000
4,980,000	Columbus OH (San Swr) UTGO Ser 1	0.040	12/01/26	4,980,000
785,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) (LOC: PNC Bank NA)	0.120	02/01/27	785,000
1,800,000	OH St Univ (The)	0.040	12/01/27	1,800,000
6,545,000	Hamilton Co OH EDR (St Xavier H.S. Proj) (LOC: PNC Bank NA)	0.040	04/01/28	6,545,000
1,000,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.010	10/01/28	1,000,000
5,600,000	Franklin Co OH Hosp Rev (Sub Doctors Ohiohealth) Ser B (LOC: PNC Bank NA)	0.040	12/01/28	5,600,000
1,000,000	OH St Univ Ser 2009 B	0.020	12/01/28	1,000,000
900,000	Blue Ash OH EDR (Ursuline Academy Proj) (LOC: PNC Bank NA)	0.040	06/01/31	900,000
1,500,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.030	10/01/31	1,500,002
7,800,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser A (SPA: Wells Fargo Bank NA)	0.010	10/01/31	7,800,000
5,500,000	OH St Hgr Edl Fac Commis (Higher Edl John Carroll) Ser 2002 A (LOC: JP Morgan Chase Bank NA)	0.040	11/15/31	5,500,000
2,100,000	Columbus OH Swr Rev Ser 2008 B	0.040	06/01/32	2,100,000
1,200,000	Alliance OH Hosp Rev (Alliance Obligated Group) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.010	12/01/32	1,200,000
1,470,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) (LOC: PNC Bank NA)	0.050	12/01/32	1,470,000
5,500,000	Cleveland OH Wtrwks Rev Ser Q (LOC: Bank of NY Mellon)	0.040	01/01/33	5,500,000
1,610,000	Cleveland-Cuyahoga Co OH Por (Carnegie/96Th Resh Bldg Proj) Ser 2003 (LOC: PNC Bank NA)	0.030	01/01/33	1,610,000
3,030,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) (LOC: U.S. Bank NA)	0.040	03/01/33	3,030,000

6

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 91.5% (Continued)
$4,500,000	Franklin Co OH Hosp Rev (Nationwide Hosp) Ser D (SPA: Bank of NY Mellon)	0.030%	11/01/33	$4,500,000
1,730,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg) Ser A (LOC: U.S. Bank NA)	0.040	03/01/34	1,730,000
2,980,000	NY Ser 2004 (LOC: BNY Mellon)	0.020	03/01/34	2,980,000
6,310,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.040	06/01/34	6,310,000
1,900,000	OH St HFA Mtge Reven (Amt Residential Mtg) Ser 2003 C (SPA: FHLB)	0.030	09/01/34	1,900,000
3,435,000	VT St Edl & Hlth Bldg (North Country Hosp Proj) Ser 2007 A (LOC: TD Banknorth NA)	0.010	10/01/34	3,435,000
1,781,000	Hamilton OH MFH Rev (Affordable Housing) Ser B (LOC: FHLB)	0.160	01/01/35	1,781,000
2,655,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser A (LOC: U.S. Bank NA)	0.040	06/01/35	2,655,000
1,700,000	OH St Univ (The) Ser B (LIQ: Wells Fargo Bank NA)	0.020	06/01/35	1,700,000
600,000	Columbus OH Regl Arpt Auth Cap (OASBO Expaned Asset Sr Ser) (LOC: U.S. Bank NA)	0.040	07/01/35	600,000
600,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.010	08/01/35	600,000
1,400,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 L	0.030	11/01/35	1,400,000
1,900,000	Franklin Co OH Hlth Care Fac (Ohio Presbyterian) Ser A (LOC: PNC Bank NA)	0.030	07/01/36	1,900,000
4,500,000	OH St HFA Rsdl Mtge (Amt Mtg Bkd Secs Pg) Ser 2006 N (SPA: State Street B&T Co)	0.050	09/01/36	4,500,000
500,000	Cleveland-Cuyahoga Co OH Por (Carnegie/89Th Garage Proj) Ser 2007 (LOC: JP Morgan Chase Bank)	0.060	01/01/37	500,000
300,000	Hamilton Co OH Hosp Facs Rev (Childrens Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.060	05/15/37	300,000
2,750,000	Montgomery Co OH Mf Hsg Rev (Cambridge Commons Apts) Ser A (LOC: FHLB)	0.080	05/01/38	2,750,000
2,000,000	OH St HFA Mtge Reven (Amt Residential Mtg Bkd) Ser E (SPA: JP Morgan Chase Bank NA)	0.040	09/01/38	2,000,000
4,800,000	OH St Hgr Edl Fac Comm (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank of NY Mellon Trust) (LIQ: Wells Fargo NA)	0.010	01/01/39	4,800,000
2,800,000	OH St Hgr Edl Fac Commis Hosp (Cleveland Clinic Hlth Sys) (LIQ: Bank of NY Mellon Trust)	0.020	01/01/39	2,800,000
1,200,000	Montgomery Co OH Rev (Miami VY Hosp) Ser 2011 C (SPA: Wells Fargo Bank NA)	0.010	11/15/39	1,200,000
6,500,000	Montgomery Co OH Rev (Miami VY Hosp) Ser B (SPA: Barclays Bank PLC)	0.010	11/15/39	6,500,000
700,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser B (LOC: PNC Bank NA)	0.040	11/01/40	700,000
1,400,000	Franklin Co OH Hosp Rev (Impt Nationwide Hosp Proj) Ser B	0.040	11/01/40	1,400,000
	Total Variable Rate Demand Notes			$155,826,002

	Fixed Rate Revenue and General Obligation Bonds — 8.4%
1,000,000	Cleveland Department of Public Utilities Division of Water Ser P	5.000	01/01/15	1,000,065
250,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	3.250	01/01/15	250,010
525,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.000	01/01/15	525,034
4,200,000	OH St Hgr Edl Fac Commis (Univ Hosp Hlth Sys) Ser 2009 A Pre-refunded @ $100	6.750	01/15/15	4,210,441
100,000	OH St Hgr Edl Fac Commis (Univ Hosp Hlth Sys) Ser 2009 A Pre-refunded @ $100	7.000	01/15/15	100,255
125,000	Columbus OH LTGO Ser 2012 B	5.000	02/15/15	125,733
200,000	OH St Turnpike Commission Ser 1998 A	5.500	02/15/15	201,285
2,500,000	North Royalton OH (BANS Muni Bldg Construction & Impt) LTGO	1.000	04/08/15	2,504,297
811,000	Maple Heights OH CSD (BANS) LTGO	1.250	04/09/15	812,624
100,000	Centerville OH CSD (Sch Impt) UTGO Pre-refunded @ $100	4.000	06/01/15	101,513
270,000	OH St Univ Ser A Pre-refunded @ $100	5.000	06/01/15	275,228
1,455,000	Euclid OH (BANS Various Purpose) Special Tax	1.125	06/11/15	1,458,151
1,415,000	Kirtland OH (BANS Various Purpose) LTGO	1.000	06/30/15	1,419,163
1,200,000	Williams Co OH (BANS Bldg Impt) LTGO Ser 2014	1.250	07/29/15	1,205,815
	Total Fixed Rate Revenue and General Obligation Bonds			$14,189,614

7

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Value
Total Investment Securities —99.9%
(Cost $170,015,616)	$170,015,616

Other Assets in Excess of Liabilities — 0.1%	250,630

Net Assets — 100.0%	$170,266,246

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,015,616	$—	$170,015,616

See accompanying Notes to Portfolios of Investments and Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – December 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 85.8%
$700,000	DE Co OH Port Auth Eco (Columbus Zoological Pk) Ser 2006 (LOC: JP Morgan Chase Bank NA)	0.050%	08/01/18	$700,000
175,000	Franklin Co OH IDR (Ohio Girl Scout Council Proj) (LOC: PNC Bank NA)	0.430	09/01/18	175,000
1,050,000	Summit Co OH IDR (S A Comunale Inc. Proj) (LOC: PNC Bank NA)	0.120	06/01/19	1,050,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) (LOC: Bank of Nova Scotia)	0.050	10/01/19	750,000
275,000	S.W. IL Dev Auth (Deli Star Ventures Proj) (LOC: BMO Harris Bank NA)	0.410	07/01/21	275,000
600,000	East Baton Rouge Parish LA (Ref Exxon Proj) Ser 1993 PCR	0.010	03/01/22	600,000
1,175,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) (LOC: Wells Fargo Bank NA)	0.140	03/01/22	1,175,000
600,000	Hamilton Co OH Hosp Facs Rev (Beechwood Home Proj) (LOC: PNC Bank NA)	0.060	07/01/22	600,000
700,000	Irvine CA Impt Bond Act 1915 (Adj Assmt Dist No 94-13) Special Assessment (LOC: State Street B&T Co)	0.010	09/02/22	700,000
1,200,000	Pima Co AZ IDA (Tucscon Elec) (LOC: BNY Mellon Trust)	0.060	12/01/22	1,200,000
770,000	Milwaukee WI Redev Auth (Fred Usinger Inc Proj) (LOC: M&I Marshall & Ilsley)	0.240	12/01/23	770,000
1,300,000	Cuyahoga Co OH Arpt Fac (Corporate Wings Proj) (LOC: Privatebank & Trust)	0.240	04/01/25	1,300,000
1,000,000	Saint Charles Co MO IDA (Patriot Machine Inc Proj) (LOC: U.S. Bank NA)	0.170	06/01/27	1,000,000
1,060,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) (LOC: Traditional Bank, Inc.)	0.190	09/01/27	1,060,000
500,000	Lexington-Fayette KY Urban Cnty (Liberty Ridge) (LOC: Traditional Bank Inc)	0.290	12/01/27	500,000
770,000	Hendersonville TN IDB (Windsor Park Proj) (LIQ: FNMA)	0.060	02/15/28	770,000
500,000	MS St Business Fin Corp. (Chevron USA Inc Proj) Ser 2007 C	0.010	12/01/30	500,000
500,000	MS St Business Fin Corp. (Chevron USA Inc Proj) Ser 2009 D	0.010	12/01/30	500,000
1,200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.030	10/01/31	1,199,999
800,000	OH St Hgr Edu Fac Comm Rev (Case Western Reserve University Proj) Ser 2002 A Conv 10/1/03 (SPA: Wells Fargo Bank NA)	0.010	10/01/31	800,000
1,000,000	Met Transprtn Auth NY Dedicate Ref Ser A-1 (LOC: Royal Bank of Canada)	0.020	11/01/31	1,000,000
755,000	Crawfordsville IN MF hsg Rev (Autumn Woods Phase II) Ser B (LOC: FHLB)	0.220	01/01/33	755,000
1,000,000	VT St Edl & Hlth Bldg Fin Agy (North Country Hosp Proj) Ser A (LOC: TD Banknorth NA)	0.010	10/01/34	1,000,000
800,000	OH St Univ Ser 2010 E	0.020	06/01/35	800,000
200,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.010	08/01/35	200,000
1,000,000	New York NY UTGO Ser I6 (LOC: BNY Mellon Trust)	0.020	04/01/36	1,000,000
600,000	Franklin Co OH Hlth Care Fac Ser 2006 A (LOC: PNC Bank NA)	0.030	07/01/36	600,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler Proj) (LOC: Northern Trust Co)	0.050	11/01/36	1,050,000
700,000	Sarasota Co FL Public Hosp District (Ref Sarasota Mem Hosp) Ser 2008 A (LOC: Northern Trust Co)	0.010	07/01/37	700,000
500,000	CO St Edl & Cultural Fac Auth (Natl Jewish Fed D 4) (LOC: JP Morgan Chase Bank NA)	0.030	05/01/38	500,000
510,000	CO St Edl & Cultural Fac Auth (Natl Jewish Fedn Bd Pg D 6) (LOC: JP Morgan Chase Bank NA)	0.030	09/01/38	510,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser A (LOC: TD Banknorth NA)	0.030	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College Proj) (LOC: Northern Trust Co)	0.050	10/01/38	1,000,000
600,000	OH St Hgr Edl Fac Comm Rev (Hosp Cleveland Clinic Hlth Sys) (LIQ: Wells Fargo Bank NA) Ser 2013	0.010	01/01/39	600,000
550,000	NY St Dorm Auth Rev (FFT Senior Cmntys Inc) (LOC: HSBC Bank USA NA)	0.040	07/01/39	550,000
1,000,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser 2014 C (SPA: Barclays Bank PLC)	0.010	11/15/45	1,000,000
	Total Variable Rate Demand Notes			$27,814,999

	Fixed Rate Revenue and General Obligation Bonds — 13.8%
140,000	Atlanta GA Arpt Passenger Fac (Sub Lien Gen) Ser J Pre-refunded @ $100	5.000	01/01/15	140,009
120,000	Chicago IL (Proj & Ref ) UTGO	5.500	01/01/15	120,008
250,000	Indianapolis Local Public Imp Ser I (Arpt Auth Proj)	5.000	01/01/15	250,016
100,000	Crow Wing Co (Cap Impt) UTGO Ser A Pre-refunded @ $100	5.000	02/01/15	100,400

9

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 13.8% (Continued)
$100,000	KY St Infrastructure Aut (Wastewtr & Drinking Wtr) Ser A	5.000%	02/01/15	$100,400
175,000	Randolph Twp NJ Sch Dist UTGO Ser 2005 Pre-refunded @ $100	4.000	02/01/15	175,542
150,000	Woodbridge Twp NJ (Gen Impt) UTGO Pre-refunded @ $100	4.100	02/01/15	150,485
100,000	Allen TX Indep Sch Dist UTGO	5.000	02/15/15	100,581
100,000	Highland Park TX Indep Sch Dis UTGO Pre-refunded @ $100	5.000	02/15/15	100,581
100,000	Williamson Co TX (Road) UTGO Ser 2007 Pre-refunded @ $100	5.000	02/15/15	100,572
235,000	CO St Dept of Corrs (Colo St Penitentiary Proj) Ser B	5.000	03/01/15	236,833
250,000	Florence-Darlington SC Commiss (Ser A) Ser 2005 Pre-refunded @ $100	5.000	03/01/15	251,936
350,000	NJ St Econ Dev Auth (Sch Facs Constr) Ser L Pre-refunded @ $100	5.000	03/01/15	352,653
185,000	NY NY UTGO Ser 2005 J Pre-refunded @ $100	5.000	03/01/15	186,403
415,000	TX St (Unrefunded Transptrn Commn Mob) UTGO Pre-refunded @ $100	5.000	04/01/15	419,847
100,000	TX St (Unrefunded Transptrn Commn Mob) UTGO Ser 2005 Pre-refunded @ $100	5.000	04/01/15	101,154
500,000	Springboro OH (BANS) LTGO	1.000	04/02/15	500,806
500,000	North Royalton OH (BANS Muni Bldg Construction) LTGO	1.000	04/08/15	500,859
300,000	Euclid OH (BANS Various Purpose) Special Tax	1.125	06/11/15	300,650
300,000	Williams Co OH (BANS Bldg Impt) LTGO Ser 2014	1.250	07/29/15	301,454
	Total Fixed Rate Revenue and General Obligation Bonds			$4,491,189

	Total Investment Securities —99.6%
	(Cost $32,306,188)			32,306,188

	Other Assets in Excess of Liabilities — 0.4%			123,928

	Net Assets — 100.0%			$32,430,116

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$32,306,188	$—	$32,306,188

See accompanying Notes to Portfolios of Investments and Notes to Financial Statements.

10

Notes to Portfolios of Investments

December 31, 2014 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolios of Investments are the final maturity dates. The interest rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2014.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

PLC - Public Limited Company

SD – School District

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

11

Portfolio Composition

December 31, 2014 (Unaudited)

As of December 31, 2014, the Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of December 31, 2014, 32.3% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were invested in the State of Ohio, 8.5% in the State of New York, 5.4% in the State of Indiana, 5.4% in the State of Florida, 5.1% in the Commonwealth of Kentucky, 4.3% in the State of Illinois, 3.9% in the State of Colorado, 3.7% in the State of Arizona, 3.6% in the State of Iowa, 3.1% in the State of Missouri, 3.1% in the State of Vermont, 3.1% in the State of Mississippi, 2.9% in the Commonwealth of Massachusetts, 2.5% in the State of Texas, 2.5% in the State of Louisiana, 2.4% in the State of Tennessee, 2.4% in the State of Wisconsin, 2.2% in the State of California, 2.1% in the State of New Jersey, 0.8% in the State of South Carolina, 0.4% in the State of Georgia, and 0.3% in the State of Minnesota.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, the Funds may invest in fewer issuers than those of a diversified fund. As of December 31, 2014, there were no investments of 10% or greater in any one issuer held by either Fund.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 397 days or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating organizations (or by one such organization if a security is rated by only that organization) or, if unrated, are determined by the Funds’ advisor, under the supervision of the Board of Trustees of the Trust, to be of comparable quality.

The percentage of investments for each Fund as of December 31, 2014 classified by security type, was as follows:

	Ohio Tax-Free	Ohio Tax-Free	Tax-Free
	Bond	Money Market	Money Market
	Fund	Fund	Fund
General Obligations	27.9%	3.6%	4.7%
Prerefunded/Escrowed to Maturity	11.0%	2.8%	6.5%
Variable Rate Demand Notes	0.0%	91.7%	86.1%
Certificate of Participation	0.0%	0.0%	0.7%
Special Tax	0.0%	0.9%	0.9%
Fixed Rate Revenue Bonds	61.1%	1.0%	1.1%
Total Investments	100.0%	100.0%	100.0%

12

Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Assets
Investments securities
At amortized cost or at original cost for Touchstone Ohio Tax-Free Bond Fund	$49,536,315	$170,015,616	$32,306,188
Investments, at market value	53,693,474	170,015,616	32,306,188
Cash	84,281	80,948	90,501
Interest receivable	362,246	240,589	65,261
Receivable for capital shares sold	231,366	10,809	—
Receivable from Investment Advisor	—	1,337	9,681
Prepaid expenses	5,814	11,522	6,483
Total Assets	54,377,181	170,360,821	32,478,114

Liabilities
Dividends payable	44,799	926	—
Payable for capital shares redeemed	14,380	58,222	8,677
Payable to Investment Advisor	22,915	—	—
Payable to other affiliates	12,292	430	4,786
Payable to Trustees	6,147	6,147	6,147
Payable for professional services	9,377	9,820	10,016
Payable for reports to shareholders	7,733	6,728	7,462
Payable to Transfer Agent	7,631	9,360	7,662
Other accrued expenses and liabilities	5,260	2,942	3,248
Total Liabilities	130,534	94,575	47,998

Net Assets	$54,246,647	$170,266,246	$32,430,116

Net assets consist of:
Paid-in capital	$50,117,151	$170,269,683	$32,433,499
Accumulated net investment income (loss)	(23,060)	(326)	1
Accumulated net realized losses on investments	(4,603)	(3,111)	(3,384)
Net unrealized appreciation on investments	4,157,159	—	—
Net Assets	$54,246,647	$170,266,246	$32,430,116

See accompanying Notes to Financial Statements.

13

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$47,137,429	$66,065,155	$8,121,897
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,967,166	66,060,873	8,126,749
Net asset value price per share*	$11.88	$1.00	$1.00
Maximum offering price per share	$12.47	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$7,109,218	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	597,515	—	—
Net asset value, offering price per share**	$11.90	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$24,308,219
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	24,317,075
Net asset value, offering price and redemption price per share	$—	$—	$1.00

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$104,201,091	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	104,195,827	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of $1 million subscriptions may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

14

Statements of Operations

For the Six Months Ended December 31, 2014 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Investment Income
Interest	$1,096,987	$86,471	$26,129

Expenses
Investment advisory fees	134,447	393,925	84,677
Administration fees	42,992	131,017	27,076
Compliance fees and expenses	854	854	854
Custody fees	1,448	4,170	2,957
Professional fees	12,114	17,934	11,791
Transfer Agent fees, Class A	7,785	9,619	1,914
Transfer Agent fees, Class C	1,741	—	—
Transfer Agent fees, Class S	—	—	8,844
Transfer Agent fees, Institutional Class	—	18	—
Registration fees, Class A	3,891	7,162	5,703
Registration fees, Class C	2,407	—	—
Registration fees, Class S	—	—	2,340
Registration fees, Institutional Class	—	2,489	—
Reports to Shareholders, Class A	3,242	3,916	2,546
Reports to Shareholders, Class C	2,659	—	—
Reports to Shareholders, Class S	—	—	3,650
Reports to Shareholders, Institutional Class	—	2,490	—
Distribution expenses, Class A	58,202	79,085	13,113
Distribution and shareholder servicing expenses, Class C	36,084	—	—
Distribution and shareholder servicing expenses, Class S	—	—	40,915
Trustee fees	6,099	6,099	6,099
Other expenses	10,488	7,987	4,625
Total Expenses	324,453	666,765	217,104
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(68,828)	(588,486)	(192,660)
Net Expenses	255,625	78,279	24,444

Net Investment Income	841,362	8,192	1,685

Realized and Unrealized Gains on Investments
Net realized gains on investments	35,042	—	—
Net change in unrealized appreciation (depreciation) on investments	495,208	—	—
Net Realized and Unrealized Gains on Investments	530,250	—	—
Change in Net Assets Resulting from Operations	$1,371,612	$8,192	$1,685

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

15

Statements of Changes in Net Assets

	Touchstone
	Ohio Tax-Free Bond Fund
	For the
	Six Months
	Ended	For the
	December 31,	Year
	2014	Ended
	(Unaudited)	June 30, 2014
From Operations
Net investment income	$841,362	$1,695,688
Net realized gains on investments	35,042	98,641
Net change in unrealized appreciation (depreciation) on investments	495,208	1,289,582
Change in Net Assets from Operations	1,371,612	3,083,911

Distributions to Shareholders from:
Net investment income, Class A	(750,847)	(1,515,111)
Net investment income, Class C	(89,472)	(178,576)
Net investment income, Class S	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	—	(132,491)
Net realized gains, Class C	—	(19,648)
Total Distributions	(840,319)	(1,845,826)

Net Increase (Decrease) from Share Transactions (A)	1,443,672	(2,747,110)

Total Increase (Decrease) in Net Assets	1,974,965	(1,509,025)

Net Assets
Beginning of period	52,271,682	53,780,707
End of period	$54,246,647	$52,271,682
Accumulated Net Investment Income (Loss)	$(23,060)	$(24,103)

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 18-19.

See accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Ohio Tax-Free Money Market Fund		Tax-Free Money Market Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
December 31,	Year	December 31,	Year
2014	Ended	2014	Ended
(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014

$8,192	$17,562	$1,685	$4,259
—	—	—	—
—	—	—	—
8,192	17,562	1,685	4,259

(3,136)	(7,075)	(515)	(1,306)
—	—	—	—
—	—	(1,169)	(2,953)
(5,031)	(10,486)	—	—
—	—	—	—
—	—	—	—
(8,167)	(17,561)	(1,684)	(4,259)

14,180,729	(10,038,585)	(3,404,508)	(3,798,414)

14,180,754	(10,038,584)	(3,404,507)	(3,798,414)

156,085,492	166,124,076	35,834,623	39,633,037
$170,266,246	$156,085,492	$32,430,116	$35,834,623
$(326)	$(351)	$1	$—

17

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Ohio Tax-Free Bond Fund
	For the Six Months
	Ended		For the Year
	December 31, 2014		Ended
	(Unaudited)		June 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	238,752	$2,817,201	295,046	$3,403,775
Reinvestment of distributions	43,457	514,017	103,168	1,185,918
Cost of shares redeemed	(134,904)	(1,592,933)	(659,240)	(7,522,933)
Change from Class A Share Transactions	147,305	1,738,285	(261,026)	(2,933,240)
Class C
Proceeds from shares sold	34,858	412,379	88,833	1,030,070
Reinvestment of distributions	5,373	63,631	11,584	133,392
Cost of shares redeemed	(65,190)	(770,623)	(85,592)	(977,332)
Change from Class C Share Transactions	(24,959)	(294,613)	14,825	186,130
Class S
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change from Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change from Institutional Class Share Transactions	—	—	—	—
Change from Share Transactions	122,346	$1,443,672	(246,201)	$(2,747,110)

See accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone				Touchstone
Ohio Tax-Free Money Market Fund				Tax-Free Money Market Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
December 31, 2014		Ended		December 31, 2014		Ended
(Unaudited)		June 30, 2014		(Unaudited)		June 30, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

34,571,113	$34,571,113	92,647,241	$92,647,241	745,123	$745,123	2,926,726	$2,926,726
3,131	3,131	7,061	7,061	512	512	1,305	1,305
(33,089,232)	(33,089,232)	(108,415,868)	(108,415,868)	(5,580,835)	(5,580,835)	(3,240,666)	(3,240,666)
1,485,012	1,485,012	(15,761,566)	(15,761,566)	(4,835,200)	(4,835,200)	(312,635)	(312,635)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	24,807,586	24,807,586	52,623,013	52,623,013
—	—	—	—	1,152	1,152	2,913	2,913
—	—	—	—	(23,378,046)	(23,378,046)	(56,111,705)	(56,111,705)
—	—	—	—	1,430,692	1,430,692	(3,485,779)	(3,485,779)

168,773,348	168,773,348	172,238,589	172,238,589	—	—	—	—
19	19	34	34	—	—	—	—
(156,077,650)	(156,077,650)	(166,515,642)	(166,515,642)	—	—	—	—
12,695,717	12,695,717	5,722,981	5,722,981	—	—	—	—
14,180,729	$14,180,729	(10,038,585)	$(10,038,585)	(3,404,508)	$(3,404,508)	(3,798,414)	$(3,798,414)

19

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2014		Year Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$11.76		$11.47	$11.90	$11.36	$11.55	$11.22
Income (loss) from investment operations:
Net investment income	0.19		0.39	0.39	0.41	0.42	0.42
Net realized and unrealized gains (losses) on investments	0.12		0.33	(0.36)	0.55	(0.10)	0.33
Total from investment operations	0.31		0.72	0.03	0.96	0.32	0.75
Distributions from:
Net investment income	(0.19)		(0.39)	(0.39)	(0.41)	(0.42)	(0.42)
Realized capital gains	—		(0.04)	(0.07)	(0.01)	(0.09)	—
Total distributions	(0.19)		(0.43)	(0.46)	(0.42)	(0.51)	(0.42)
Net asset value at end of period	$11.88		$11.76	$11.47	$11.90	$11.36	$11.55
Total return(A)	2.68	%(B)	6.41%	0.13%	8.60%	2.85%	6.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$47,137		$44,939	$46,803	$50,946	$47,991	$53,947
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.09	%(C)	1.10%	1.09%	1.12%	1.15%	1.15%
Net investment income	3.23	%(C)	3.42%	3.25%	3.51%	3.67%	3.66%
Portfolio turnover rate	9	%(B)	25%	24%	33%	26%	33%

Touchstone Ohio Tax-Free Bond Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2014		Year Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$11.78		$11.48	$11.92	$11.37	$11.57	$11.23
Income (loss) from investment operations:
Net investment income	0.15		0.31	0.30	0.32	0.34	0.34
Net realized and unrealized gains (losses) on investments	0.12		0.34	(0.37)	0.56	(0.11)	0.34
Total from investment operations	0.27		0.65	(0.07)	0.88	0.23	0.68
Distributions from:
Net investment income	(0.15)		(0.31)	(0.30)	(0.32)	(0.34)	(0.34)
Realized capital gains	—		(0.04)	(0.07)	(0.01)	(0.09)	—
Total distributions	(0.15)		(0.35)	(0.37)	(0.33)	(0.43)	(0.34)
Net asset value at end of period	$11.90		$11.78	$11.48	$11.92	$11.37	$11.57
Total return(A)	2.29	%(B)	5.70%	(0.70%)	7.87%	1.99%	6.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,109		$7,333	$6,978	$6,797	$6,169	$6,459
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.96	%(C)	2.01%	1.99%	2.07%	2.06%	1.96%
Net investment income	2.48	%(C)	2.67%	2.50%	2.76%	2.92%	2.91%
Portfolio turnover rate	9	%(B)	25%	24%	33%	26%	33%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

20

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2014		Year Ended June 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Net realized gains (losses) on investments	—		—		—		(—	)(A)	(—	)(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Realized capital gains	—		—		—		—		(—	)(A)	—
Total distributions	(—)		(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		0.04%
Ratios and supplemental data:
Net assets at end of period (000's)	$66,065		$64,580		$80,342		$76,086		$76,640		$105,251
Ratio to average net assets:
Net expenses	0.10	%(C)	0.14%		0.24%		0.29%		0.40%		0.62	%(D)
Gross expenses	1.00	%(C)	0.99%		0.98%		1.00%		1.01%		0.99%
Net investment income	0.01	%(C)	0.01%		0.01%		0.00	%(A)	0.01%		0.04%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2014		Year Ended June 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	0.002
Net realized gains (losses) on investments	—		—		—		(—	)(A)	(—	)(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	0.002
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.002)
Realized capital gains	—		—		—		—		(—	)(A)	—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.002)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		0.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$104,201		$91,505		$85,782		$96,994		$118,765		$148,626
Ratio to average net assets:
Net expenses	0.10	%(C)	0.14%		0.24%		0.28%		0.40%		0.51	%(E)
Gross expenses	0.70	%(C)	0.69%		0.71%		0.70%		0.72%		0.71%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		0.16%

(A) Amount rounds to less than $0.0005 per share or 0.005%.

(B) Not annualized.

(C) Annualized.

(D) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% for the year ended June 30, 2010.

(E) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the year ended June 30, 2010.

See accompanying Notes to Financial Statements.

21

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2014		Year Ended June 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Net realized gains (losses) on investments	—		—		(—	)(A)	(—	)(A)	(—	)(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		0.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,122		$12,957		$13,270		$14,864		$16,366		$17,405
Ratio to average net assets:
Net expenses	0.15	%(C)	0.18%		0.30%		0.33%		0.52%		0.77	%(D)
Gross expenses	1.26	%(C)	1.19%		1.18%		1.24%		1.18%		1.22%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		0.04%

Touchstone Tax-Free Money Market Fund — Class S
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2014		Year Ended June 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Net realized gains (losses) on investments	—		—		(—	)(A)	(—	)(A)	(—	)(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,308		$22,878		$26,363		$24,920		$30,943		$34,777
Ratio to average net assets:
Net expenses	0.14	%(C)	0.18%		0.30%		0.33%		0.52%		0.79	%(E)
Gross expenses	1.29	%(C)	1.25%		1.27%		1.30%		1.26%		1.50%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		0.01%

(A) Amount rounds to less than $0.0005 per share.

(B) Not annualized.

(C) Annualized.

(D) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% for the year ended June 30, 2010.

(E) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% for the year ended June 30, 2010.

See accompanying Notes to Financial Statements.

22

Notes to Financial Statements

December 31, 2014 (Unaudited)

1. Organization

The Touchstone Tax-Free Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated April 13, 1981. The Trust consists of the following three funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Ohio Tax-Free Money Market Fund (“Ohio Tax-Free Money Market Fund”)

Touchstone Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Tax-Free Money Market Fund is an open-end, diversified, management investment company. Each of the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund is each an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. Currently, each Fund offers Class A shares while Class C, Class S and Institutional Class shares are offered only by Ohio Tax-Free Bond Fund, Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund, respectively. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments

23

Notes to Financial Statements (Unaudited) (Continued)

by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the six months ended December 31, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

Investments held by the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ net asset value (“NAV”) calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

24

Notes to Financial Statements (Unaudited) (Continued)

Share valuation— The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of each class of shares of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Ohio Tax-Free Bond Fund. The maximum offering price per share of Class C shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase for the Ohio Tax Free Bond Fund. Additionally, purchases of Class C shares of the Ohio Tax-Free Bond Fund are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income—Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders— Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations— Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and if applicable, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2014:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$6,057,254
Proceeds from sales and maturities	$4,841,201

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Ohio Tax-Free Bond Fund for the six months ended December 31, 2014.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter” and “Distributor”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee - related expenses of $18,297 for the six months ended December 31, 2014.

Management & Expense Limitation Agreements

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

0.50% of the first $100 million
0.45% of the next $100 million
0.40% of the next $100 million
0.375% of such assets in excess of $300 million

The Advisor has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Funds, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

26

Notes to Financial Statements (Unaudited) (Continued)

				Institutional
	Class A	Class C	Class S	Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

These expense limitations will remain in effect for all Funds through at least October 29, 2015.

For the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund, in addition to the above expense caps, the Advisor and/or Distributor have voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain each Fund’s yield. There is no guarantee that the Advisor and/or Distributor will continue to waive such fees in the future.

During the six months ended December 31, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Ohio Tax-Free Bond Fund	$—	$—	$68,828	$68,828
Ohio Tax-Free Money Market Fund	17,965	131,017	439,504	588,486
Tax-Free Money Market Fund	—	—	192,660	192,660

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of December 31, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,
Fund	2016	2017	2018	Total
Ohio Tax-Free Bond Fund	$—	$1,535	$—	$1,535
Ohio Tax Free Money Market Fund	285,217	319,360	153,112	757,689
Tax-Free Money Market Fund	93,066	6,384	6,215	105,665

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2014.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

27

Notes to Financial Statements (Unaudited) (Continued)

For its services through December 31, 2014, the Advisor’s annual administrative fee was:

0.20% on the first $6 billion of the aggregate average daily net assets;

0.16% of the next $4 billion of aggregate average daily net assets; and

0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion.

The fee was computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

Beginning January 1, 2015, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays BNY Mellon out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary. Prior to December 1, 2014, Funds reimbursed the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

28

Notes to Financial Statements (Unaudited) (Continued)

Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $5,634 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2014. The Underwriter did not collect any CDSC on the redemption of Class C shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2014.

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2014 and June 30, 2013 is as follows:

	Ohio Tax-Free		Ohio Tax-Free
	Bond Fund		Money Market Fund
	2014	2013	2014	2013
From tax exempt income	$1,692,638	$1,868,279	$17,512	$18,996
From ordinary income	1,566	1,517	—	—
From long-term capital gains	152,138	342,894	—	—
Total distributions	$1,846,342	$2,212,690	$17,512	$18,996

	Tax-Free
	Money Market Fund
	2014	2013
From tax exempt income	$4,260	$4,040
From long-term capital gains	—	—
Total distributions	$4,260	$4,040

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Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of June 30, 2014:

		Ohio Tax-Free
	Ohio Tax-Free	Money Market	Tax-Free Money
	Bond Fund	Fund	Market Fund
Tax cost of portfolio investments	$48,374,860	$157,328,604	$36,254,316
Gross unrealized appreciation	$3,664,659	$—	$—
Gross unrealized depreciation	(2,708)	—	—
Net unrealized appreciation	3,661,951	—	—
Accumulated capital and other losses	—	(3,111)	(3,384)
Post-October and Qualified Late-Year losses	(39,645)	—	—
Undistributed tax exempt income	17,969	419	—
Undistributed capital gains	—	—	—
Other temporary differences	(42,072)	(770)	—
Accumulated earnings (deficit)	$3,598,203	$(3,462)	$(3,384)

As of June 30, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Short Term	No	No
	Expiring On*	Expiration	Expiration
Fund	2017	Short-Term*	Long-Term*	Total
Ohio Tax-Fee Money Market Fund	$—	$3,111	$—	$3,111
Tax-Free Money Market Fund	670	2,714	—	3,384

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended June 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2011 through 2014) and have concluded that no provision for income tax is required in their financial statements.

As of December 31, 2014, the Trust had the following federal tax cost resulting in net appreciation(depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Ohio Tax-Free Bond Fund	$49,536,315	$4,160,704	$(3,545)	$4,157,159

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

30

Notes to Financial Statements (Unaudited) (Continued)

7. Risks Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of Touchstone Tax-Free Trust held on February 12, 2015, the Board rescinded the plan to close and liquidate the Touchstone Tax-Free Money Market Fund (the “Tax-Free Fund”). In addition, the Board approved an Agreement and Plan of Reorganization between the Tax-Free Fund and General Municipal Market Fund, a comparable money market fund advised by The Dreyfus Corporation pursuant to which the Tax-Free Fund would be reorganized on a tax-free basis with and into General Municipal Market Fund. The Reorganization is subject to shareholder approval and if approved by shareholders is expected to take place on or about June 5, 2015.

Also, at the February 12, 2015, the Board was presented with preliminary information regarding a proposal pursuant to which Touchstone Ohio Tax-Free Money Market Fund (the “Ohio Fund”) would be reorganized on a tax-free basis with and into a comparable money market fund advised by a third-party investment manager (“Acquiring Fund”). The Acquiring Fund would have similar investment objectives and expenses to those of the Ohio Fund. The terms of the proposal have not been finalized and remain subject to the satisfaction of various contingencies, such as the negotiation and execution of certain agreements and the approval of the Acquiring Fund’s board, the board of the Acquiring Fund’s sponsor, the Board and Ohio Fund shareholders (“Approvals”). For example, if the parties reach definitive agreements regarding the proposal transaction, it is expected that the Board will be asked to rescind the plan to close and liquidate the Ohio Fund and to approve an agreement and plan of reorganization pursuant to which shareholders of the Ohio Fund would become

31

Notes to Financial Statements (Unaudited) (Continued)

shareholders of the Acquiring Fund. Shareholders of the Ohio Fund will receive further details regarding the proposal after the Board has considered this matter further. It is expected that any reorganization of the Ohio Fund would take place by the end of the second quarter of 2015, subject to the Approvals being obtained.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

32

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Record

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014 through December 31, 2014.

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the

33

Other Items (Unaudited) (Continued)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2014	2014	2014	2014*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,026.80	$4.34
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class C	Actual	1.60%	$1,000.00	$1,022.90	$8.16
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Touchstone Ohio Tax-Free Money Market Fund
Class A	Actual	0.10%	$1,000.00	$1,000.10	$0.50
Class A	Hypothetical	0.10%	$1,000.00	$1,024.70	$0.51

Institutional Class	Actual	0.10%	$1,000.00	$1,000.10	$0.50
Institutional Class	Hypothetical	0.10%	$1,000.00	$1,024.70	$0.51

Touchstone Tax-Free Money Market Fund
Class A	Actual	0.15%	$1,000.00	$1,000.10	$0.76
Class A	Hypothetical	0.15%	$1,000.00	$1,024.45	$0.77

Class S	Actual	0.14%	$1,000.00	$1,000.10	$0.71
Class S	Hypothetical	0.14%	$1,000.00	$1,024.50	$0.71

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 20, 2014, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Tax-Free Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such

34

Other Items (Unaudited) (Continued)

services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examination and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

35

Other Items (Unaudited) (Continued)

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month, and thirty-six month periods ended June 30, 2014 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the fees and/or reimbursed expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance for the six-month period ended June 30, 2014 was in the 3rd quintile for its peer group. The Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended June 30, 2014, and in the 2nd quintile of its peer group for the thirty-six-month period ended June 30, 2014. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor.

Touchstone Ohio Tax-Free Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund performed at its peer group average for the six-, twelve and thirty-six-month periods ended September 30, 2014, placing in the 25th and 50th percentiles of Morningstar-rated money market funds, and below the BofA Merrill Lynch U.S. Treasury Bill 3-month Index for the same periods. The Board noted management’s plans with respect to the Fund. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor.

Touchstone Tax-Free Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund performed at its peer group average for the six-, twelve and thirty-six-month periods ended September 30, 2014, placing in the 25th and 50th percentiles of Morningstar-rated money market funds, and below the BofA Merrill Lynch U.S. Treasury Bill 3-month Index for the same periods. The Board noted management’s plans with respect to the Fund. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment

36

Other Items (Unaudited) (Continued)

objectives and relevant indices, and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increase. The Board noted that the current advisory fee for the Touchstone Ohio Tax-Free Money Market Fund currently reflected such economies of scale. The Board also noted that if a Fund’s assets increased over time, the Fund also might realize other economies of scale if assets increased proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s

37

Other Items (Unaudited) (Continued)

management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the respective Funds. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor.

Based upon their review, with respect to each of the Funds, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by each respective Fund from the relevant Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month, and thirty-six month periods ended June 30, 2014 or September 30, 2014, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of the Sub-Advisor’s performance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

38

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

39

303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-SAR-1412

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/26/15

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/26/15

* Print the name and title of each signing officer under his or her signature.